Financial liabilities - borrowings	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial liabilities - borrowings
18. Financial liabilities – borrowings
The Group’s current and
non-current
borrowings are as follows:

All figures in £ millions	2021	2020
Non-current
3.75% US dollar notes 2022 (nominal amount $ 117 m)	—	86
3.25% US dollar notes 2023 (nominal amount $94m)	70	69
1.375% euro notes 2025 (nominal amount €300m)	257	279
3.75% GBP notes 2030 (nominal amount £350m)	353	353
Lease liabilities (see note 35)	565	610

	1,245	1,397

Current (due within one year or on demand)
Bank loans and overdrafts	—	3
1.875% euro notes 2021 (nominal amount €195m)	—	178
3.75% US dollar notes 2022 (nominal amount $117m)	87	—
Lease liabilities (see note 35)	68	73

	155	254

Total borrowings	1,400	1,651

Included in the
non-current
borrowings above is £10m of accrued interest (2020: £11m). Included in the current borrowings above is £0.5m of accrued interest (2020: £2m). In addition to the above, there are no
non-current
borrowings (2020: £
66
m) or current borrowings (2020: £
3
m) classified as held for sale. The maturities of the Group’s non-current
borrowings are as follows:

All figures in £ millions	2021	2020
Between one and two years	140	160
Between two and five years	435	531
Over five years	670	706

	1,245	1,397

The carrying amounts and market values of borrowings are as follows:

	2021			2020
All figures in £ millions	Effective interest rate	Carrying value	Market value	Effective interest rate	Carrying value	Market value
Bank loans and overdrafts	n/a	—	—	n/a	3	3
1.875% euro notes 2021	n/a	—	—	2.04%	178	176
3.75% US dollar notes 2022	3.94%	87	87	3.94%	86	88
3.25% US dollar notes 2023	3.36%	70	71	3.36%	69	71
1.375% euro notes 2025	1.44%	257	260	1.44%	279	278
3.75% GBP notes 2030	3.93%	353	380	3.93%	353	404

		767	798		968	1,020

The market values stated above are based on clean market prices at the year end or, where these are not available, on the quoted market prices of comparable debt issued by other companies. The effective interest rates above relate to the underlying debt instruments.
The carrying amounts of the Group’s borrowings before the effect of derivatives (see notes 16 and 19 for further information on the impact of derivatives) are denominated in the following currencies:

All figures in £ millions	2021	2020
US dollar	434	458
Sterling	674	686
Euro	268	472
Other	24	35

	1,400	1,651

The Group has $1.19bn (£0.9bn) of undrawn capacity on its committed borrowing facilities as at 31 December 2021 (2020: $1.19bn (£0.9bn) undrawn). In addition, there are a number of short-term facilities that are utilised in the normal course of business. All of the Group’s borrowings are unsecured. In respect of lease obligations, the rights to the leased asset revert to the lessor in the event of default.